Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Geographic Area (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Cash	€ 39,799	€ 62,131	€ 55,035
Europe [member]
Disclosure of geographical areas [line items]
Cash	21,168	40,479
China [member]
Disclosure of geographical areas [line items]
Cash	16,572	18,290
North America [member]
Disclosure of geographical areas [line items]
Cash	1,317	2,857
South America [member]
Disclosure of geographical areas [line items]
Cash	575	318
Other [member]
Disclosure of geographical areas [line items]
Cash	€ 167	€ 187